Investments In Associates & Joint Ventures (Narrative) (Details) - $ / shares		12 Months Ended
	Oct. 04, 2018	Jul. 31, 2020	[1]	Jul. 31, 2019
Disclosure of joint ventures [line items]
Weighted average exercise price, Warrants issued during period		$ 1.24		$ 6.00
Truss LP
Disclosure of joint ventures [line items]
Number of shares held	42,500
Proportion of ownership interest in joint venture	42.50%
Truss LP | Molson Coors Canada (the "Partner")
Disclosure of joint ventures [line items]
Number of shares held	57,500
Proportion of ownership interest in joint venture	57.50%
Number of warrants granted	11,500,000
Period of warrants granted	3 years
Weighted average exercise price, Warrants issued during period	$ 6.00

[1]	USD denominated warrant's exercise price have been converted to the CAD equivalent as at the period end for presentation purposes.